Condensed Consolidated Statements of Equity (Deficit) - USD ($)	Total	Restricted Stock Units [Member]	1800 Diagonal Lending LLC [Member]	3i, LP [Member]	Agile [Member]	CP BF [Member]	Related Party [Member]	Yorkville [Member]	Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Restricted Stock Units [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] 1800 Diagonal Lending LLC [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] 3i, LP [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] Agile [Member]	Preferred Stock [Member] Series A Preferred Stock [Member] CP BF [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] Restricted Stock Units [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] 1800 Diagonal Lending LLC [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] 3i, LP [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] Agile [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] CP BF [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] Related Party [Member]	Preferred Stock [Member] Series FE Preferred Stock [Member] Yorkville [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member] Related Party [Member]	Preferred Stock [Member] Series B Preferred Stock [Member] Yorkville [Member]	Common Stock [Member]	Common Stock [Member] Restricted Stock Units [Member]	Common Stock [Member] Private Placement [Member]	Common Stock [Member] 1800 Diagonal Lending LLC [Member]	Common Stock [Member] 3i, LP [Member]	Common Stock [Member] Agile [Member]	Common Stock [Member] CP BF [Member]	Common Stock [Member] Related Party [Member]	Common Stock [Member] Yorkville [Member]	Common Stocks [Member]	Common Stocks [Member] Restricted Stock Units [Member]	Common Stocks [Member] 1800 Diagonal Lending LLC [Member]	Common Stocks [Member] 3i, LP [Member]	Common Stocks [Member] Agile [Member]	Common Stocks [Member] CP BF [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Restricted Stock Units [Member]	Additional Paid-in Capital [Member] 1800 Diagonal Lending LLC [Member]	Additional Paid-in Capital [Member] 3i, LP [Member]	Additional Paid-in Capital [Member] Agile [Member]	Additional Paid-in Capital [Member] CP BF [Member]	Additional Paid-in Capital [Member] Related Party [Member]	Additional Paid-in Capital [Member] Yorkville [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Restricted Stock Units [Member]	AOCI Attributable to Parent [Member] 1800 Diagonal Lending LLC [Member]	AOCI Attributable to Parent [Member] 3i, LP [Member]	AOCI Attributable to Parent [Member] Agile [Member]	AOCI Attributable to Parent [Member] CP BF [Member]	Retained Earnings [Member]	Retained Earnings [Member] Restricted Stock Units [Member]	Retained Earnings [Member] 1800 Diagonal Lending LLC [Member]	Retained Earnings [Member] 3i, LP [Member]	Retained Earnings [Member] Agile [Member]	Retained Earnings [Member] CP BF [Member]	Retained Earnings [Member] Related Party [Member]	Retained Earnings [Member] Yorkville [Member]
Balance, shares at Dec. 31, 2023																											12,926
Issuance of shares to Yorkville under the SEPA agreement	$ 880,943																																									$ 880,943
Issuance of shares to Yorkville under the SEPA agreement, shares																											2,750
Conversion of convertible notes - related party							$ 2,540,091																																									$ 2,540,091
Conversion of convertible notes-related party, shares																														12,044	128,289	11,639	3,135	89
Stock-based compensation	1,165,680																																									1,165,680
Exercise of RSUs to Board of Director members
Exercise of RSUs to board of director members, shares																											397
Net loss	(31,513,389)																																																							(31,513,389)
Balance March 31, 2025 at Dec. 31, 2024	(2,764,000)																																									75,516,000														(78,280,000)
Balance, shares at Dec. 31, 2024																1											40,976
Shares issued to Hudson for consulting fee	166,501																																									166,501
Shares issued to hudson for consulting fee, shares																											225
Shares issued for payment to Verista
Balance at Dec. 31, 2023	(31,876,129)																										$ 1															14,890,194														(46,766,324)
Shares issued to GEM	784,943																																									784,943
Shares issued to GEM, shares																											950
Balance at Dec. 31, 2024	(2,763,802)																										$ 4									4						75,515,907														(78,279,713)
Effect of reverse stock split
Effect of reverse stock split, shares																											949
Shares issued to Yorkville for convertible notes	4,130,000																																									4,130,000
Shares issued to Yorkville for convertible notes, shares																											2,271
Shares issued to Yorkville for commitment fee	500,000																																									500,000
Shares issued to Yorkville for commitment fee, shares																											71
Shares issued to Yorkville for redemption premium								$ 115,800																																									$ 115,800
Shares issued to Yorkville for redemption premium, shares																											60
Shares issued to Roth for advisory fee	578,833																																									578,833
Shares issued to Roth for advisory fee, shares																											194
Shares issued for marketing expense	334,772																																									334,772
Shares issued for marketing expense, shares																											47
Forfeiture of sponsor shares
Forfeiture of sponsor shares, shares																											(10)
Issuance of common stock and warrants, net of issuance costs	6,257,368																																									6,257,368
Issuance of common stock and warrants, net of issuance costs, shares																											523
Incremental fair value of Series A and Series B warrant modification	418,360																																									418,360
Deemed dividend - Series A and Series B warrant modification	(418,360)																																									(418,360)
Shares issued for exercise of Pre-Funded warrants	866																																									866
Shares issued for exercise of pre-funded warrants, shares																											866
Shares, warrants and pre-funded warrants issued to CP BF on modification of CP BF debt agreement	1,287,003																																									1,287,003
Shares, warrants and pre-funded warrants issued to CP BF on modification of CP BF debt agreement, shares																											1,654
Premium issued as part of CP BF debt modification	4,079,225																																									4,079,225
Issuance of warrants to CP BF, net of issuance costs	2,763,161																																									2,763,161
Shares issued to MZHCI for investor relations services	94,800																																									94,800
Shares issued to MZHCI for investor relations services, shares																											120
Shares issued to J.V.B for payment of outstanding debt	115,000																																									115,000
Shares issued to J.V.B for payment of outstanding debt, shares																											145
Shares, warrants and pre-funded warrants issued to Alco on settlement of Alco promissory notes	8,866,620																																									8,866,620
Shares, warrants and pre-funded warrants issued to Alco on settlement of Alco promissory notes, shares																											1,412
Derecognition of Cantor fee	4,000,000																																									4,000,000
Class A Shares issued for OpenReel acquisition	1,526,115																										$ 1															1,526,114
Class A shares issued for openreel acquisition, shares																											4,653
Pre-Funded Warrants issued for OpenReel acquisition	19,300,805																																									19,300,805
Series FE Preferred Stock issued for OpenReel acquisition
Series FE Preferred Stock issued for openreel acquisition, shares																1
Conversion of convertible notes - CP BF	216,284																																									216,284
Conversion of convertible notes - CP BF, shares																											278
Shares issued to Perkins Coie LLP for payment of outstanding debt	919,700																										$ 1															919,699
Shares issued to Perkins Coie LLP for payment of outstanding debt, shares																											3,000
Shares issued for exercise of pre-funded warrants - HCW PIPE	1,176																										$ 1															1,175
Shares issued for exercise of pre-funded warrants - HCW PIPE, shares																											5,882
Shares issued for exercise of pre-funded warrants - CP BF	30																																									30
Shares issued for exercise of pre-funded warrants - CP BF, shares																											1,524
Issuance of shares to Yorkville under the SEPA agreement	7,071,000																																									7,071,000
Issuance of shares to Yorkville under the SEPA agreement, shares																											24,378
Stock-based compensation	337,000																																									337,000
Exercise of RSUs to Board of Director members
Exercise of RSUs to board of director members, shares																											1,689
Net loss	(3,644,000)																																																							(3,644,000)
Balance March 31, 2025 at Mar. 31, 2025	2,944,000																																									84,868,000														(81,924,000)
Balance, shares at Mar. 31, 2025									1																		72,434
Shares issued to Hudson for consulting fee	232,000																																									232,000
Shares issued to hudson for consulting fee, shares																											750
Shares issued for payment to Verista	50,000																																									50,000
Shares issued for payment to verista, shares																											150
Shares issued for Vidello acquisition	1,662,000																																									1,662,000
Shares issued for Vidello acquisition, shares																											4,491
Shares issued to J.V.B for payment of outstanding debt
Balance December 31, 2024 at Dec. 31, 2024	(2,764,000)																																									75,516,000														(78,280,000)
Balance, shares at Dec. 31, 2024																1											40,976
Shares issued under ATM	3,429,257																																			9						3,429,248
Shares issued under ATM, shares																											90,820
Conversion of convertible notes - related party			$ 457,493	$ 4,343,116	$ 284,000	$ 165,461																																$ 1	$ 13	$ 1				$ 457,492	$ 4,343,103	$ 283,999	$ 165,461
Stock-based compensation	2,679,231																																									2,679,231
Exercise of RSUs to Board of Director members																																					$ 1						$ (1)
Exercise of RSUs to board of director members, shares																												10,048
Currency translation adjustment	(85,377)																																																	(85,377)
Net loss	(22,492,075)																																																							(22,492,075)
Balance March 31, 2025 at Dec. 31, 2025	$ 8,055,000																																			53,000						108,912,000								(85,000)						(100,772,000)
Balance, shares at Dec. 31, 2025	527,317															1											527,317
Shares issued for payment to Verista	$ 49,800																																									49,800
Shares issued for payment to verista, shares																											150
Shares issued for Vidello acquisition	1,661,677																																									1,661,677
Shares issued for Vidello acquisition, shares																											4,491
Balance at Dec. 31, 2024	(2,763,802)																										$ 4									4						75,515,907														(78,279,713)
Shares issued to Yorkville under the SEPA	18,603,220																																			15						18,603,205
Issuance of shares to yorkville under the SEPA ,shares																											144,100
Shares issued to FE																																				6						(6)
Shares issued to FE, shares																											58,831
Shares issued to GEM	329,996																																									329,996
Shares issued to GEM, shares																													3,212
Shares issued for payment to Hudson	974,261																																									974,261
Shares issued for payment to hudson, shares																											6,530
Shares issued for payment to Houlihan	30,810																																									30,810
Shares issued for payment to houlihan, shares																											650
Shares issued for payment to Perkins Coie	365,300																																			2						365,298
Shares issued for payment to Perkins Coie, shares																											6,500
Shares issued for payment to Acorn	22,632																																									22,632
Shares issued for payment to Acorn, shares																											658
Exercise of warrants																																				1						(1)
Exercise of warrants, shares																											5,244
Balance at Dec. 31, 2025	8,055,001																																			53						108,912,113								(85,377)						(100,771,788)
Premium issued as part of CP BF debt modification
Shares issued to J.V.B for payment of outstanding debt
Derecognition of Cantor fee
Issuance of shares to Yorkville under the SEPA agreement	697,000																																									697,000
Issuance of shares to Yorkville under the SEPA agreement, shares																											31,750
Shares issued under ATM	2,636,000																																									2,636,000
Shares issued under ATM, shares																											107,258
Conversion of convertible notes - related party			$ 392,000	$ 2,735,000	$ 666,000																																							$ 392,000	$ 2,735,000	$ 666,000
Conversion of convertible notes-related party, shares																														23,813	143,802	29,306
Stock-based compensation	1,308,000																																									1,308,000
Exercise of RSUs to Board of Director members
Exercise of RSUs to board of director members, shares																											4,109
Currency translation adjustment	25,000																																																	25,000
Net loss	(8,417,000)																																																							(8,417,000)
Balance March 31, 2025 at Mar. 31, 2026	$ 8,097,000																																									$ 117,346,000								$ (60,000)						$ (109,189,000)
Balance, shares at Mar. 31, 2026	867,355															1											867,355
Shares issued to J.V.B for payment of outstanding debt	$ 666,000